Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2065 Fund
June 30, 2024
Z65-NPRT1-0824
1.9895832.105
Domestic Equity Funds - 51.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	46,803	924,356
Fidelity Series Commodity Strategy Fund (a)	708	68,858
Fidelity Series Large Cap Growth Index Fund (a)	25,638	591,715
Fidelity Series Large Cap Stock Fund (a)	26,861	616,186
Fidelity Series Large Cap Value Index Fund (a)	69,800	1,093,767
Fidelity Series Small Cap Core Fund (a)	3,865	44,524
Fidelity Series Small Cap Opportunities Fund (a)	13,681	204,396
Fidelity Series Value Discovery Fund (a)	26,385	403,690
TOTAL DOMESTIC EQUITY FUNDS (Cost $3,243,306)		3,947,492

International Equity Funds - 42.0%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	13,960	210,658
Fidelity Series Emerging Markets Fund (a)	22,987	211,712
Fidelity Series Emerging Markets Opportunities Fund (a)	44,998	846,412
Fidelity Series International Growth Fund (a)	29,621	542,666
Fidelity Series International Index Fund (a)	16,476	204,463
Fidelity Series International Small Cap Fund (a)	6,774	115,499
Fidelity Series International Value Fund (a)	43,280	547,064
Fidelity Series Overseas Fund (a)	38,618	543,353
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $2,882,752)		3,221,827

Bond Funds - 6.6%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	397	3,842
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	5,613	42,831
Fidelity Series Emerging Markets Debt Fund (a)	1,372	10,718
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	355	3,140
Fidelity Series Floating Rate High Income Fund (a)	862	7,738
Fidelity Series International Credit Fund (a)	4	31
Fidelity Series Long-Term Treasury Bond Index Fund (a)	78,685	431,982
Fidelity Series Real Estate Income Fund (a)	786	7,618
TOTAL BOND FUNDS (Cost $532,813)		507,900

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,658,871)	7,677,219
NET OTHER ASSETS (LIABILITIES) - 0.0%	19
NET ASSETS - 100.0%	7,677,238

Legend

(a)	Affiliated Fund

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	3,167	718	91	2	-	48	3,842
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	35,640	7,243	281	14	(3)	232	42,831
Fidelity Series Blue Chip Growth Fund	755,059	146,743	55,339	-	638	77,255	924,356
Fidelity Series Canada Fund	177,141	41,381	5,040	-	(132)	(2,692)	210,658
Fidelity Series Commodity Strategy Fund	44,989	22,893	99	-	4	1,071	68,858
Fidelity Series Corporate Bond Fund	2,333	185	2,488	11	139	(169)	-
Fidelity Series Emerging Markets Debt Fund	8,704	2,152	89	142	-	(49)	10,718
Fidelity Series Emerging Markets Debt Local Currency Fund	2,749	498	61	-	(4)	(42)	3,140
Fidelity Series Emerging Markets Fund	160,548	46,140	4,163	-	210	8,977	211,712
Fidelity Series Emerging Markets Opportunities Fund	644,345	185,324	21,346	-	1,052	37,037	846,412
Fidelity Series Floating Rate High Income Fund	6,388	1,608	203	156	-	(55)	7,738
Fidelity Series Government Bond Index Fund	3,411	274	3,643	12	86	(128)	-
Fidelity Series Government Money Market Fund 5.42%	4,759	306	5,065	26	-	-	-
Fidelity Series International Credit Fund	31	-	-	-	-	-	31
Fidelity Series International Growth Fund	444,505	112,290	6,739	-	(179)	(7,211)	542,666
Fidelity Series International Index Fund	168,287	40,689	3,800	-	(65)	(648)	204,463
Fidelity Series International Small Cap Fund	94,807	24,586	1,194	-	9	(2,709)	115,499
Fidelity Series International Value Fund	446,613	111,827	12,746	-	(175)	1,545	547,064
Fidelity Series Investment Grade Bond Fund	3,433	277	3,662	15	139	(187)	-
Fidelity Series Investment Grade Securitized Fund	2,264	180	2,409	10	107	(142)	-
Fidelity Series Large Cap Growth Index Fund	478,324	94,922	25,937	970	271	44,135	591,715
Fidelity Series Large Cap Stock Fund	506,770	99,838	16,740	-	(205)	26,523	616,186
Fidelity Series Large Cap Value Index Fund	905,881	217,071	10,236	-	(134)	(18,815)	1,093,767
Fidelity Series Long-Term Treasury Bond Index Fund	421,280	90,728	70,459	3,671	(2,834)	(6,733)	431,982
Fidelity Series Overseas Fund	445,539	105,515	8,121	-	(284)	704	543,353
Fidelity Series Real Estate Income Fund	6,186	1,459	35	110	-	8	7,618
Fidelity Series Small Cap Core Fund	8,867	43,676	7,963	187	(226)	170	44,524
Fidelity Series Small Cap Opportunities Fund	224,069	37,395	52,721	-	1,238	(5,585)	204,396
Fidelity Series Treasury Bill Index Fund	11,097	848	11,945	56	-	-	-
Fidelity Series Value Discovery Fund	334,573	83,942	3,198	-	18	(11,645)	403,690
	6,351,759	1,520,708	335,813	5,382	(330)	140,895	7,677,219

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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